Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Goodwill
As of December 31, 2021 (Successor Company)
Carrying Value
Balance, beginning of period	$—
Acquisitions [1]	97
Accumulated impairments	—
Balance, end of period	$97
[1]    Related to the pushdown of purchase accounting related to the Sixth Street Acquisition on July 1, 2021. For more information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

Schedule of Indefinite-Lived Intangible Assets

Other Intangible Assets
	Amortizing Intangible Assets [1]	Indefinite Lived Intangible Assets [2]	Total Other Intangible Assets
Predecessor Company
Gross carrying value, as of December 31, 2020	$29	$26	$55
Accumulated amortization through June 30, 2021	18	—	18
Net carrying value, as of June 30, 2021	$11	$26	$37
Weighted average expected life in years	5		5
Successor Company
Gross carrying value, as of July 1, 2021	$29	$26	$55
Additions [3]	30	—	30
Accumulated amortization through December 31, 2021	21	—	21
Net carrying value, as of December 31, 2021	$38	$26	$64
Weighted average expected life in years	7		7
[1]    Consists of internally developed software.
[2]    Consists of state insurance licenses.
[3]    Related to the election of pushdown accounting due to the Sixth Street Acquisition. For more information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

Schedule of Finite-Lived Intangible Assets

Other Intangible Assets
	Amortizing Intangible Assets [1]	Indefinite Lived Intangible Assets [2]	Total Other Intangible Assets
Predecessor Company
Gross carrying value, as of December 31, 2020	$29	$26	$55
Accumulated amortization through June 30, 2021	18	—	18
Net carrying value, as of June 30, 2021	$11	$26	$37
Weighted average expected life in years	5		5
Successor Company
Gross carrying value, as of July 1, 2021	$29	$26	$55
Additions [3]	30	—	30
Accumulated amortization through December 31, 2021	21	—	21
Net carrying value, as of December 31, 2021	$38	$26	$64
Weighted average expected life in years	7		7
[1]    Consists of internally developed software.
[2]    Consists of state insurance licenses.
[3]    Related to the election of pushdown accounting due to the Sixth Street Acquisition. For more information, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
There have been no renewals or extensions since December 31, 2020 (Predecessor Company).

Expected Pre-tax Amortization Expense (Successor Company)
Years	Expected Future Amortization Expense
2022	$6
2023	$6
2024	$6
2025	$6
2026	$6